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MassMutual Global Fund
MassMutual Global Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 115 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Global Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Global Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.17%	0.27%	0.37%	0.47%	0.37%	0.42%	[1]	0.37%	0.27%	[2]
Total Annual Fund Operating Expenses	0.92%	1.02%	1.12%	1.22%	1.37%	1.42%		1.62%	1.02%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Global Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	94	293	509	1,131
Class R5	104	325	563	1,248
Service Class	114	356	617	1,363
Administrative Class	124	387	670	1,477
Class R4	139	434	750	1,646
Class A	687	975	1,284	2,158
Class R3	165	511	881	1,922
Class Y	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund is not required to allocate its investments in any set percentages to any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (“ADS”) as part of ADR issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. The Fund may purchase exchange-traded options for hedging purposes or to take long or short positions on equity securities or indexes of equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco Advisers’ investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco Advisers seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco Advisers does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco Advisers employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics Invesco Advisers seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco Advisers believes will enable the company to fund its own growth. These criteria may vary. Invesco Advisers also considers how industry dynamics, market trends, and general economic conditions may affect a company’s earnings outlook.
Invesco Advisers has a long-term investment horizon of typically three to five years. Invesco Advisers also has a contrarian buy discipline; Invesco Advisers buys high quality companies that fit its investment criteria when their valuations underestimate their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco Advisers monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) and performance for Class Y shares of the Fund (which has not yet begun operations, and therefore has no performance history) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://  www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	25.58%	Lowest Quarter:	1Q ’20,	–21.69%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Global Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	34.13%	11.99%	8.22%
Class I	34.30%	12.08%	8.31%
Service Class	33.96%	11.86%	8.11%
Administrative Class	33.86%	11.76%	8.01%
Class R4	33.75%	11.59%	7.83%
Class A	26.29%	10.22%	7.13%
Class R3	33.29%	11.31%	7.58%
Class Y	34.13%	11.99%	8.22%
After Taxes on Distributions | Class R5	26.77%	8.79%	5.39%
After Taxes on Distributions and Sale of Fund Shares | Class R5	25.10%	9.39%	6.18%
MSCI ACWI (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%